Hawaii Municipal Bond Fund

Schedule of Investments

as of September 30, 2022

Face Amount (000)		Value (000)

	MUNICIPAL BONDS — 98.2%

California — 1.1%
$1,050	Orange County, Water District, Ser A, RB 5.000%, 08/15/23, Pre-Refunded @ 100(A)	$1,067
255	University of California, Ser AF, RB 5.000%, 05/15/23, Pre-Refunded @ 100(A)	258

		1,325

Colorado — 0.1%
100	Denver City & County, School District No. 1, Ser B, GO, ST AID WITHHLDG Insured 5.000%, 12/01/22, Pre-Refunded @ 100(A)	100

Florida — 0.2%
205	Miami-Dade County, School Board, Ser D, COP 5.000%, 02/01/27	215

Hawaii — 93.8%
	Hawaii County, Ser A, GO
250	5.000%, 09/01/23	254
180	5.000%, 09/01/24	186
600	5.000%, 09/01/26	634
100	5.000%, 09/01/27	106
510	5.000%, 09/01/30	534
440	5.000%, 09/01/33	461
30	5.000%, 09/01/35	31
335	5.000%, 09/01/36	350
1,500	4.000%, 09/01/35	1,513
130	4.000%, 09/01/36	128
	Hawaii County, Ser C, GO
450	5.000%, 09/01/24	465
110	5.000%, 09/01/27	116
	Hawaii County, Ser D, GO
200	5.000%, 09/01/25	209
300	5.000%, 09/01/27	317
	Hawaii State, Airports System Authority, Ser A, RB, AMT
360	5.000%, 07/01/31	372

September 30, 2022	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

Hawaii — (continued)
$1,000	5.000%, 07/01/36	$1,023
1,000	4.000%, 07/01/39	891
1,000	Hawaii State, Airports System Authority, Ser B, RB, AMT 5.000%, 07/01/24	1,022
	Hawaii State, Airports System Authority, Ser D, RB
100	5.000%, 07/01/28	108
1,025	5.000%, 07/01/29	1,113
450	5.000%, 07/01/33	484
260	4.000%, 07/01/39	241
2,040	Hawaii State, Airports System Revenue, Ser A, RB, AMT 5.000%, 07/01/41	2,024
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
1,090	6.000%, 07/01/33	1,111
310	4.000%, 01/01/24	311
	Hawaii State, Department of Budget & Finance, RB
155	5.500%, 07/01/43	156
475	5.125%, 07/01/31	479
400	5.125%, 11/15/32	401
40	5.000%, 07/01/24	41
300	5.000%, 07/01/26	302
315	5.000%, 07/01/28	317
340	5.000%, 07/01/29	342
95	4.625%, 07/01/27	96
140	4.000%, 01/01/26	137
250	4.000%, 01/01/31	233
350	3.250%, 01/01/25	343
2,695	3.200%, 07/01/39	2,071
1,000	3.100%, 05/01/26	962
	Hawaii State, Department of Budget & Finance, Ser A, RB
575	5.000%, 07/01/26	580
350	5.000%, 07/01/27	363
75	5.000%, 07/01/29	78
815	5.000%, 07/01/30	845
3,170	5.000%, 07/01/35	3,238
1,330	4.000%, 07/01/40	1,180
775	Hawaii State, Department of Budget & Finance, Ser B, RB 5.000%, 07/01/28	779
505	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP, AGM Insured 5.000%, 11/01/26	536

September 30, 2022	www.bishopstreetfunds.com

(unaudited)

Face Amount (000)		Value (000)

Hawaii — (continued)
	Hawaii State, Department of Hawaiian Home Lands, RB
$240	5.000%, 04/01/24	$246
580	5.000%, 04/01/25	603
500	5.000%, 04/01/27	534
60	5.000%, 04/01/29	63
65	5.000%, 04/01/31	68
350	Hawaii State, Department of Hawaiian Home Lands, Ser A, RB 4.000%, 11/01/22	350
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
1,045	5.000%, 08/01/27	1,052
2,075	5.000%, 08/01/28	2,089
500	Hawaii State, Department of Transportation, COP, AMT 5.250%, 08/01/25	505
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
1,000	5.000%, 07/01/24	1,027
1,000	5.000%, 07/01/26	1,052
460	4.000%, 07/01/36	429
	Hawaii State, Harbor System Revenue, Ser C, RB
1,250	4.000%, 07/01/32	1,276
75	4.000%, 07/01/38	71
1,000	4.000%, 07/01/39	944
800	4.000%, 07/01/40	750
	Hawaii State, Highway Revenue, RB
1,110	5.000%, 01/01/37	1,197
355	5.000%, 01/01/40	379
	Hawaii State, Highway Revenue, Ser A, RB
125	5.000%, 01/01/24	128
215	5.000%, 01/01/25	222
1,025	5.000%, 01/01/30	1,087
1,045	5.000%, 01/01/33	1,069
510	4.000%, 01/01/32	518
250	4.000%, 01/01/36	247
	Hawaii State, Highway Revenue, Ser B, RB
260	5.000%, 01/01/24	266
1,000	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB 5.000%, 05/01/34	959
185	Hawaii State, Ser EE, GO 5.000%, 11/01/22, Pre-Refunded @ 100(A)	185
85	Hawaii State, Ser EE-2017, GO 5.000%, 11/01/22, Pre-Refunded @ 100(A)	85

September 30, 2022	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

Hawaii — (continued)
$1,115	Hawaii State, Ser EF, GO 5.000%, 11/01/22, Pre-Refunded @ 100(A)	$1,117
975	Hawaii State, Ser EH, GO 5.000%, 08/01/23, Pre-Refunded @ 100(A)	990
95	Hawaii State, Ser EH-2017, GO 5.000%, 08/01/23 (B)	96
	Hawaii State, Ser EO, GO
1,460	5.000%, 08/01/24, Pre-Refunded @ 100(A)	1,506
1,210	5.000%, 08/01/29	1,247
1,105	5.000%, 08/01/30	1,138
75	Hawaii State, Ser EP, GO 5.000%, 08/01/24, Pre-Refunded @ 100(A)	77
450	Hawaii State, Ser ET, GO 5.000%, 10/01/25, Pre-Refunded @ 100(A)	473
2,000	4.000%, 10/01/26	2,045
	Hawaii State, Ser FB, GO
50	4.000%, 04/01/29	51
450	3.000%, 04/01/35	386
	Hawaii State, Ser FG, GO
130	5.000%, 10/01/27	138
125	5.000%, 10/01/28	133
560	5.000%, 10/01/30	593
210	5.000%, 10/01/31	221
	Hawaii State, Ser FH, GO
120	5.000%, 10/01/27	128
75	4.000%, 10/01/31	76
	Hawaii State, Ser FK, GO
2,005	5.000%, 05/01/29	2,146
685	Hawaii State, Ser FN-REF, GO 5.000%, 10/01/30	735
	Hawaii State, Ser FT, GO
190	5.000%, 01/01/30	206
845	5.000%, 01/01/31	910
	Hawaii State, Ser FW, GO
1,000	5.000%, 01/01/30	1,092
2,040	5.000%, 01/01/37	2,167
1,240	5.000%, 01/01/39	1,312
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
525	5.000%, 07/01/24	541
250	5.000%, 07/01/24, Pre-Refunded @ 100(A)	258
1,000	5.000%, 07/01/25	1,030

September 30, 2022	www.bishopstreetfunds.com

(unaudited)

Face Amount (000)		Value (000)

Hawaii — (continued)
$500	5.000%, 07/01/26	$531
100	5.000%, 07/01/27	107
900	5.000%, 07/01/28	980
400	5.000%, 07/01/34	440
1,000	4.000%, 07/01/38	951
1,000	4.000%, 07/01/40	926
	Honolulu Hawaii City & County, GO
135	5.000%, 09/01/23	137
265	4.000%, 09/01/33	268
690	3.000%, 07/01/33	615
1,330	3.000%, 07/01/34	1,140
50	Honolulu Hawaii City & County, Ser A, GO 5.000%, 11/01/22, Pre-Refunded @ 100(A)	50
1,000	5.000%, 10/01/23	1,019
700	5.000%, 11/01/23	714
360	5.000%, 10/01/29	376
800	5.000%, 10/01/31	833
555	5.000%, 09/01/32	590
1,420	5.000%, 10/01/32	1,476
200	5.000%, 10/01/36	207
1,515	5.000%, 10/01/37	1,566
1,175	5.000%, 09/01/38	1,249
25	4.000%, 11/01/22, Pre-Refunded @ 100(A)	25
750	4.000%, 07/01/34	751
650	Honolulu Hawaii City & County, Ser B, GO 5.000%, 07/01/37	712
	Honolulu Hawaii City & County, Ser C, GO
755	5.000%, 08/01/34	815
400	5.000%, 07/01/38	430
1,400	5.000%, 08/01/44	1,475
500	4.000%, 08/01/23	504
1,400	4.000%, 10/01/32	1,420
165	3.000%, 10/01/28	162
805	Honolulu Hawaii City & County, Ser D, GO 5.000%, 07/01/23	816
625	Honolulu Hawaii City & County, Ser F, GO 5.000%, 07/01/33	685
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/25, Pre-Refunded @ 100(A)	1,048
500	5.000%, 07/01/39	532

September 30, 2022	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

Hawaii — (continued)
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
$775	5.000%, 07/01/26	$810
500	5.000%, 07/01/27	538
500	5.000%, 07/01/34	552
575	5.000%, 07/01/49	599
1,420	4.000%, 07/01/39	1,325
100	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB 4.000%, 07/01/32	101
105	Honolulu Hawaii City & County, Wastewater System Revenue, Ser S, RB 5.000%, 07/01/27	110
	Kauai County, GO
175	5.000%, 08/01/26	186
75	5.000%, 08/01/27	81
65	5.000%, 08/01/28	70
25	5.000%, 08/01/30	27
250	5.000%, 08/01/37	262
125	4.000%, 08/01/33	127
	Maui County, GO
460	5.000%, 03/01/24	472
430	5.000%, 03/01/27	462
450	5.000%, 03/01/29	494
1,550	5.000%, 03/01/34	1,694
400	5.000%, 03/01/38	434
450	4.000%, 03/01/36	440
1,500	Maui County, RB 3.250%, 09/01/36	1,321
	University of Hawaii, Ser B, RB
1,500	5.000%, 10/01/34	1,546
1,000	4.000%, 10/01/23	1,008
	University of Hawaii, Ser D, RB
700	4.000%, 10/01/32	718
100	3.000%, 10/01/30	96
	University of Hawaii, Ser E, RB
1,485	5.000%, 10/01/25	1,557
1,430	5.000%, 10/01/32	1,493
	University of Hawaii, Ser F, RB
100	5.000%, 10/01/27	108
2,425	5.000%, 10/01/35	2,568

		108,445

September 30, 2022	www.bishopstreetfunds.com

(unaudited)

Face Amount (000)		Value (000)

New York — 1.0%
$75	New York City, Metropolitan Transportation Authority, Ser B, RB 5.000%, 11/15/23	$76
55	New York City, Metropolitan Transportation Authority, Ser C, RB 5.000%, 11/15/22 (B)	55
1,000	New York City, Trust for Cultural Resources, Ser S, RB 5.000%, 07/01/41	1,015

		1,146

Oklahoma — 0.5%
500	Comanche County, Educational Facilities Authority, Ser A, RB 5.000%, 12/01/30	536
19	Oklahoma State, Development Finance Authority, RB 5.000%, 06/01/44	19

		555

Texas — 0.9%
1,000	Tomball City, Independent School District, GO, PSF-GTD Insured 5.000%, 02/15/28	1,037

Utah — 0.4%
450	Utah State, Charter School Finance Authority, Ser A, RB, UT CSCE Insured 4.000%, 10/15/40	405

Washington — 0.2%
200	Grant & Douglas Counties, School District No. 165-55J Ephrata, GO, SCH BD GTY Insured 5.000%, 12/01/22	201

TOTAL MUNICIPAL BONDS (Cost $123,712)		113,429

September 30, 2022	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Shares		Value (000)
	CASH EQUIVALENT — 0.7%
802,041	First American Treasury Obligations Fund, Cl X, 2.875% (C) (Cost $ 802)	$802

TOTAL INVESTMENTS (Cost $ 124,514) —98.9%		$114,231

Percentages are based on Net Assets of $115,476 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	Escrowed to maturity.
(C)	The rate reported is the 7-day effective yield as of September 30, 2022.

AGM—Assured Guaranty Municipal

AMT—Alternative Minimum Tax

Cl—Class

COP—Certificate of Participation

GO—General Obligation

PSF-GTD—Guaranteed by Permanent School Fund

RB—Revenue Bond

Ser—Series

UT CSCE— Utah Charter School Enhancement Program

Cost figures are shown in thousands.

The following is a summary of the inputs used as of September 30, 2022, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$113,429	$—	$113,429
Cash Equivalent	802	—	—	802

Total Investments in Securities	$802	$113,429	$—	$114,231

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-3900

September 30, 2022	www.bishopstreetfunds.com